LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Contractual lease payments are as follows as of March 31, 2025:

2025	$576,156
2026	721,131
2027	739,152
2028	756,907
2029	773,719
Thereafter	1,726,996
Total Lease Payments	5,294,061
Less Interest	(1,766,789)
Total Lease Liabilities	$3,527,272
Less: Current Portion	(354,082)
Long-Term Liabilities	$3,173,190

Contractual lease payments are as follows as of December 31, 2024:

2025	$768,208
2026	721,131
2027	739,152
2028	756,907
2029	773,719
Thereafter	1,726,996
Total Lease Payments	5,486,113
Less Interest	(1,881,928)
Total Lease Liabilities	$3,604,185
Less: Current Portion	(367,125)
Long-Term Liabilities	$3,237,060

SCHEDULE OF RENT INSTALLMENT PAYMENTS

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022

Upon receipt of the Order, the Company recorded a liability and lease settlement expense for the amount of the order, or $1,443,498. As of March 31, 2025, the Company has paid approximately $200,000 of this obligation and has an open accounts payable liability remaining of approximately $1,200,000. The Company is working to reach a settlement with the landlord.

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022